Investments in Film (Tables)	12 Months Ended
Jun. 30, 2025
Investments in Film [Abstract]
Schedule of Investments in Film
	As of June 30,
	2025	2024
Investments in film- current	1,077,457	$885,800
Investments in film- non current	-	535,857
Total	1,077,457	$1,421,657